Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Abstract]
Computers and electronic equipment	¥ 12,098,631		¥ 9,537,316
Office furniture	266,252		266,252
Leasehold improvement	1,550,648		1,550,648
Transportation equipment	41,014		41,014
Construction in progress	165,221,605		16,119,419
Less: Accumulated depreciation	(9,524,568)		(6,087,694)
Property, plant and equipment, net	¥ 169,653,582	$ 23,953,236	¥ 21,426,955